Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax AAPL Option Income Strategy ETF (APLY)

listed on NYSE Arca, Inc.

April 18, 2023

Supplement to the

Prospectus and Summary Prospectus

each dated November 21, 2022

Effective immediately, references to the length of service of each of the Portfolio Managers serving the Fund in the “Management” section within the Prospectus and Summary Prospectus are hereby replaced with “has been a portfolio manager of the Fund since its inception in 2023”.

Please retain this Supplement for future reference.